Consolidated Statements of Stockholders’ Equity/(Deficit) - JPY (¥) ¥ in Thousands	Stock Class Ordinary Shares	Additional Paid-In Capital	Accumulated Deficit	Total
Balance at Sep. 30, 2021		¥ 11,740	¥ (934)	¥ 10,806
Balance (in Shares) at Sep. 30, 2021	4,500,000
Net income (loss)			241	241
Balance at Sep. 30, 2022		11,740	(693)	11,047
Balance (in Shares) at Sep. 30, 2022	4,500,000
Shares issued for cash		233,600		233,600
Shares issued for cash (in Shares)	6,685,000
Net income (loss)			(15,796)	(15,796)
Balance at Sep. 30, 2023		245,340	(16,489)	¥ 228,851
Balance (in Shares) at Sep. 30, 2023	11,185,000			11,185,000	[1]
Issuance of shares upon initial public offering, net off offering costs		639,667		¥ 639,667
Issuance of shares upon initial public offering, net off offering costs (in Shares)	1,250,000
Issuance of shares in connection with consulting agreement		(164,236)		(164,236)
Issuance of shares in connection with consulting agreement (in Shares)	994,800
Net income (loss)			(221,023)	(221,023)
Balance at Sep. 30, 2024		¥ 720,771	¥ (237,512)	¥ 483,259
Balance (in Shares) at Sep. 30, 2024	13,429,800			13,429,800	[1]

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1-for-5,000 sub-division effected on December 11, 2023.